Commitments and Contingencies - Schedule of Operating Lease Cost and Variable Lease Costs and Sub Lease Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Fixed lease costs	$ 999	$ 1,232
Variable lease costs	73	103
Total lease costs	$ 1,072	$ 1,335